Financial income, net	12 Months Ended
Dec. 31, 2021
Nonoperating Income (Expense) [Abstract]
Financial income, net
Note 20. Financial income, net

	Year Ended December 31,
	2021	2020	2019
Financial income:
Interest on deposits	$847	$2,710	$3,475
Foreign currency translation differences	$51	780	380
Revaluation of liability instruments	$67,873	—	—
Other	$276	112	—

Financial expenses:
Bank charges	$(166)	(197)	(222)
Changes in exchange rates	$(245)	(1,226)	(568)
Other	$(153)	—	(130)
	$68,483	$2,179	$2,935